ORGANIZATION AND OPERATIONS	12 Months Ended
Dec. 31, 2023
ConnectM Before Business Combination
ORGANIZATION AND OPERATIONS

NOTE 1: ORGANIZATION AND OPERATIONS

ConnectM Technology Solutions, Inc. (“ConnectM” or the “Company”) was originally incorporated on July 19, 2016, under the Commonwealth of Massachusetts. On March 22, 2019, the Company re-domesticated under the laws of the state of Delaware. The Company is a clean technology company focused on reversing the adverse effects of climate change by owning, developing, and operating the world’s largest network of electro-mechanical assets. The Company uses its proprietary full-stack technology platform and network of electro-mechanical assets: intelligent Heating, Ventilation and Air Conditioning (“HVAC”) appliances, Electric Vehicle (“EV”) chargers, and solar products and roofs to provide intelligence, enhanced visibility, and real-time monitoring and management of equipment performance for both service providers and end customers. The Company is headquartered in Marlborough, Massachusetts and has grown significantly through its acquisition-focused strategy. The Company’s consolidated financial statements include the accounts of ConnectM, its fully owned subsidiaries and entities in which the Company owns a controlling financial interest as follows:

Wholly owned subsidiaries

Designed Temperatures, Inc. (“DT”) — DT was acquired on March 24, 2020 from a related party. DT offers 24-hour servicing for customer’s heating with propane, oil, natural gas, air conditioning, and commercial refrigeration needs in the New Bedford, Massachusetts area. This business was wound down by the Company throughout 2023.

Babione’s Air Conditioning & Heating, Inc. (“BAC”) — BAC was acquired on October 30, 2020. BAC provides professional HVAC services specifically in the Levy County, Florida area. It provides emergency or routine repairs and services to a homeowner’s heating and air conditioning.

AC Medics, LLC (“AC Medics”) — AC Medics was acquired on November 2, 2021. AC Medics provides air conditioning installation and repair services.

Cazeault Solar & Home, LLC (“CSH”) — CSH was acquired on January 1, 2022. CSH services the north shore of Massachusetts and the surrounding areas with quality solar and roofing services. The Company provides solar-related roof installations, inspections, and repairs to solar energy system integration and maintenance programs.

Bourque Heating & Cooling Company, Inc. (“BHC”) — BHC was acquired on February 14, 2022. BHC provides HVAC repair, installation, and maintenance services to Cape Cod and southeastern Massachusetts.

Airflow Service Company, Inc. (“AFS”) — AFS was acquired on May 1, 2022. AFS provides reliable repairs, maintenance, appliance upgrades, and heating and cooling improvements for its customers. It serves the Manassas, Virginia area.

Blue Sky Electric, Inc. (“BSE”) — BSE was acquired on August 1, 2022. BSE provides electrical contracting and other products and related services for its customers. It serves the Boston, Massachusetts area.

Florida Solar Products, Inc (“FSP”) — FSP was acquired on December 28, 2022. FSP specializes in residential and commercial pool heating, domestic and commercial hot water systems, photovoltaic power systems, battery back-up power systems and solar powered attic ventilation systems.

The Company further operates through its other wholly owned subsidiaries, ConnectM Technology Solutions (“CMT”) and ConnectM Technology Solutions Pvt LTD (“CMI”). These businesses provide original equipment manufacturers and third-party service providers products to build a differentiated infrastructure focused on the ongoing management of decarbonization, electrification, and energy efficient solutions. The products of CMT and CMI are focused on monitoring of energy utilization, energy resources, and overall reduction in energy costs with a focus on a reduction of a customer’s carbon footprint. CMT and CMI have foreign operations in India as well.

Subsidiaries in which the Company owns a controlling financial interest:

Absolutely Cool Air-Conditioning (“ACA”)- ACA was acquired on April 1, 2021 when the Company purchased a 90% controlling interest in ACA. ACA provides innovative and efficient HVAC services in Treasure Coast, Florida. ACA has licensed and certified technicians to provide superior heating and cooling repair services.

Going Concern

The Company’s consolidated financial statements have been prepared on a going concern basis which contemplates the realization of assets and satisfaction of liabilities and commitments in the normal course of business.

The Company incurred net losses of $9,198,854 and $3,542,583 for the years ended December 31, 2023 and 2022, respectively, and had an accumulated deficit of $22,860,351 as of December 31, 2023. The Company’s net cash used in operating activities was $4,576,692 for the year ended December 31, 2023 and the working capital deficit totaled $13,761,903 as of December 31, 2023.

The Company’s ability to fund its operations is dependent upon management’s plans, which include raising capital through issuances of debt and equity securities and extending existing debt agreements. The Company cannot provide any assurance that new financing will be available to it on commercially acceptable terms, if at all. A failure to raise sufficient financing and/or extend existing debt agreements, among other factors, will adversely impact the Company’s ability to meet its financial obligations as they become due and payable and to achieve its intended business objectives. See Note 19-Merger Agreement.

Accordingly, based on the considerations discussed above, management has concluded there is substantial doubt as to the Company’s ability to continue as a going concern within one year after the date the consolidated financial statements are issued.

The consolidated financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts or the amounts and classification of liabilities should the Company be unable to continue as a going concern.